Other Current Liabilities - Schedule of Composition of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Other Current Liabilities [Line Items]
Unpaid salary and salary related expenses	$ 15,620	$ 10,235
Accrued interest	2,249	7,547
Accrued payable to Biosana		7,500
Accrued vacation leave	5,025	4,626
Employee incentive plan	12,433
Accrued expenses	18,720	12,104
Total	$ 54,047	$ 42,012